united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 12/31

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

BTS TACTICAL FIXED INCOME VIT FUND

Annual Report

December 31, 2023

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Valued Shareholder,

As CEO of BTS Asset Management (“BTS”), I would like to thank you for investing with the BTS VIT Fund. I would also like take a moment to discuss our performance relative to the market in 2023 and discuss how and why we employed the Fund’s principal investment strategies. I will also finish with a review of market conditions we expect the Fund to navigate in 2024.

2023 Recap

In 2023, BTS Tactical Fixed Income VIT Share Class 1 and 2 returned 2.02% and 1.53%, respectively. BTS navigated the period in the backdrop of higher volatility driven by uncertainty around inflation and the economy, as the Federal Reserve (the “Fed”) grappled between reducing inflation and negatively impacting the economy. Market participants and pundits keyed in on the idea of a “soft-landing” and the Fed’s poor track record of achieving one. With the double-digit losses in stocks and bonds in 2022 and the uncertain economic conditions, BTS participated in market gains while leveraging principles of capital preservation at key drawdown levels, which were indicative of higher probabilities of larger price declines to follow. These moves occurred in February and September. These moves served to reduce volatility against the benchmark, the Bloomberg US Aggregate Bond Index, but resulted in underperformance of about 3.5-4%.

In periods of higher volatility, tactical strategies tend to underperform due to the sudden nature of market shifts. For instance, in late October, the market rallied largely based on rumors that the Fed would shift to a more dovish policy stance. The Fed did slightly change their tone in the subsequent FOMC meeting, however, market events such as these are difficult to predict and often random, resulting in 2-3 days of strong market performance, with little conviction as to whether a new price trend is beginning. Therefore, tactical strategies tend to underperform in periods defined by high volatility and rapidly changing market environments, such as those seen in 2023. In 2024, if more bearish trends get entrenched in the market from a possible recession or continued effects of longer restrictive monetary policy than expected, tactical strategies have a much higher probability of outperforming by avoiding false formations of upward price trends.

Outlook for 2024

Federal Reserve policy and the direction or interest rates dictated much of the narrative in 2023 with the 10-Year Note beginning the year yielding roughly 3.70% and rising to almost 5% in October 2023, the highest level since June 2007. The 10-Year yield eventually fell to below 4% into the year-end as the market began to discount a dovish shift in Fed policy.

Source: Federal Reserve Bank of St. Louis1

The market sentiment regarding the direction of interest rates experiences significant shifts throughout 2023, leading to heightened volatility in the stock market because of this uncertainty surrounding interest rate trends. The S&P 500 experienced an almost 10% decline before the market priced in a dovish pivot by the Fed, rallying more than 16% in the last few months of the year. The exact timeline of when the Fed will cut interest rates is still uncertain, along with how the economy will hold up with higher rates in 2024. Future Fed policy is still contingent on how new economic data releases, which, depending on how inflation and economic growth fare in 2024, could create further disruptions to the timeline and similar volatility as in 2023.

Source: Federal Reserve Bank of St. Louis2

Lower Rates Don’t Necessarily Mean a Continuation of the Bullish Trend

Markets were volatile during the ‘Fed-Pivot’ in late 2018 and early 2019, wherein the Fed changed direction on monetary policy within a very short period. The Covid-19 Pandemic during 2020 created massive price swings and double-digit drawdown, but markets eventually rallied as rates were cut back to near 0%. During monetary tightening in 2022, the Fed moved policy rates higher to levels like those before the Great Recession to fight inflation, which caused a Bear Market and double-digit losses in stocks and bonds.

Over the last 5 years, the market has had conviction on the idea that lower rates necessarily equate to gains in risk assets. However, the definitive verdict on whether the Fed can successfully orchestrate a soft-landing is yet to be seen. Additionally, markets have been accustomed to lower rates for the better part of the last 15 years, which is also contributing to recency bias. In 2001 and 2007, in the backdrop of a weakening economy, high valuations, and high interest rates, rate cuts resulted in double digit declines before new bull trends emerged.

Drawdowns Highlighted are from 1/17/2001 to 10/9/2002 and 10/31/2007 to 3/9/2009.
Source: Federal Reserve Bank of St. Louis 3

Therefore, although a dovish Fed is generally supportive of stocks and bonds, the risk remains that the economy weakens enough to cause another severe drawdown episode. Incoming economic data will be crucial in dictating the Fed’s tone and any further policy shifts in 2024.

Looking to 2024, BTS will continue to use price -driven technical indicators to make tactical allocations. Analysts are not forecasting double-digit returns for 2024, with some projecting that the S&P 500 will rise about 6%.4 BTS expects some sort of recession due to the inversion of the yield curve, which has been sustained. Inversion is one of the most reliable indicators for forecasting recessions, particularly the spread between the 10-Year Note yield and the 3-Month T-Bill yield. A longer time lag before a recession occurs is still a risk and could materialize in 2024. As of January 9, 2024, the 10-Year to 3-Month treasury spread remained negative at -1.45%.

Note: Shaded regions indicate U.S. recessions
Source: Federal Reserve Bank of St. Louis5

Conclusion

In 2024, BTS expects more opportunities to add value against the Bloomberg U.S. Aggregate Bond Index in the paradigm of higher volatility from economic uncertainty. BTS believes a strong reliance on tactical asset allocation built on the principle of capital preservation will be best suited to manage client’s assets as the next economic cycle develops.

We at BTS remain committed to adapting to ever-changing market and economic conditions in order to best serve our clients.

We thank you for the opportunity to manage your assets and wish you a prosperous year in 2024.

Sincerely,

Matthew Pasts, CMT

CEO, BTS Asset Management

The material provided herein has been provided by BTS Asset Management and is for informational purposes only. BTS Asset Management serves as investment advisor to one or more mutual funds distributed through Northern Lights Distributors, LLC member FINRA/SIPC. Northern Lights Distributors, LLC and BTS Asset Management are not affiliated entities.

It should not be assumed that investment decisions made in the future will be profitable or guard against losses, as no strategy can guarantee future results or entirely protect against loss of principal. There is no guarantee that the strategies discussed herein will succeed in all market conditions or are appropriate for every investor.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the BTS Tactical Fixed Income Fund and the BTS Managed Income Fund before investing. This and other information about the Fund is contained in the prospectus and should be read carefully before investing. The prospectus can be obtained on our web site, www.btsfunds.com, by calling toll free 1-877-287-9820 (1-877-BTS-9820), or by calling your financial representative. The BTS Tactical Fixed Income Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC. BTS Asset Management, Inc. is not affiliated with Northern Lights Distributors, LLC.

CITATIONS

[1]	Board of Governors of the Federal Reserve System (US), Market Yield on U.S. Treasury Securities at 10-Year Constant Maturity, Quoted on an Investment Basis [DGS10], retrieved from FRED, Federal Reserve Bank of St. Louis; https://fred.stlouisfed.org/series/DGS10.

[2]	S&P Dow Jones Indices LLC, S&P 500 [SP500], retrieved from FRED, Federal Reserve Bank of St. Louis; https://fred.stlouisfed.org/series/SP500.

[3]	Federal Reserve Bank of St. Louis, 10-Year Treasury Constant Maturity Minus 3-Month Treasury Constant Maturity [T10Y3M], retrieved from FRED, Federal Reserve Bank of St. Louis; https://fred.stlouisfed.org/series/T10Y3M.

[4]	https://www.goldmansachs.com/intelligence/pages/the-sp-500-index-is-forecast-to-return-six-percent.html

[5]	Source for Returns: Bloomberg

[6]	Source for Returns: Bloomberg, Standard Deviation Calculated using Monthly Returns from 12/31/2022 to 12/31/2023.

IMPORTANT RISK INFORMATION

Investing, including investing in mutual funds, involves risk, including possible loss of principal. There is no assurance that any strategy will achieve its investment objective. The value of fixed income securities will fluctuate with changes in interest rates. Defaults by fixed income issuers could also harm performance. Lower quality bonds known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio Manager’s ability to sell its bonds. The use of leverage within a strategy will indirectly cause additional expenses and could potentially magnify the gains or losses.

The S&P 500 includes 500 leading companies in leading industries of the US economy and is a proxy for the total stock market.

Bloomberg US Aggregate Bond Index (Bloomberg Agg Bond) - An index used by bond funds as a benchmark to measure their relative performance. The index includes government securities, mortgage-backed securities, asset-backed securities, and corporate securities to simulate the universe of bonds in the market. The maturities of the bonds in the index are more than one year.

The 10-Year Treasury yield is the annualized rate of return an investor would earn on a 10-Year Treasury note issued by the U.S. government if they held the note to maturity.

The 10-Year Note is debt issued by the U.S. government with a duration of 10 years.

The 3-Month T-Bill Treasury yield is the annualized rate of return an investor would earn on a 3-Month Treasury Bill issued by the U.S. government if they held the bill to maturity.

The 3-Month T-Bill is debt issued by the U.S. government with a duration of 3 months.

Federal Funds Target Rate (Upper Bound) is the highest interest rate at which depository institutions trade federal funds (balances held at Federal Reserve Banks) with each other overnight. (1) The rate that the borrowing institution pays to the lending institution is determined between the two banks (2) The effective federal funds rate is essentially determined by the market but is influenced by the Federal Reserve through open market operations to reach the federal funds rate target, no higher than the upper bound rate set by the Federal Reserve.

Drawdown is a peak to trough percentage over the specified period using the specified time-period of data over that period.

The Monthly U.S. 10-Year Note Minus 3-Month T-Bill Yield Spread (Constant Maturity) is the difference between the yield of the 10-Year Note and the 3-Month T-Bill. This is often referred to as a ’spread’.

*	Index returns are for illustrative purposes only and should not be construed as BTS model performance or performance achieved by any BTS client. More specifically, any reference to index returns during isolated or defined periods in time is for reference only and is not meant to imply index returns are indicative of actual returns achieved in client portfolios. Investors cannot invest directly in an index, and index returns do not reflect management fees, custodial fees or brokerage commissions, which vary depending upon the custodian chosen.

Source: Morningstar and Bloomberg (for index returns)

BTS Asset Management is affiliated with BTS Securities Corporation, member FINRA/SIPC.

Securities are offered through BTS Securities Corporation and other FINRA member firms.

Advisory services are offered through BTS Asset Management, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

BTS Tactical Fixed Income VIT Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, compared to its benchmark:

		Annualized	Annualized	Annualized
	One Year	Five Year	Ten Year	Since Inception **
BTS Tactical Fixed Income VIT Fund - Class 1	2.02%	(1.31)%	0.21%	(0.04)%
BTS Tactical Fixed Income VIT Fund - Class 2	1.53%	(1.92)%	(0.26)%	(0.48)%
Bloomberg U.S. Aggregate Bond Index***	5.53%	1.10%	1.81%	1.41%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total gross operating expenses as stated in the fee table to the Fund’s prospectus dated May 1, 2023 are 1.88% and 2.38% for Class 1 and Class 2 shares, respectively. The Adviser has contractually agreed to waive its management fees and to make payments to limit Portfolio expenses, until April 30, 2024 so that the total annual operating expenses of the Portfolio do not exceed 2.00% and 2.50% for Class 1 and Class 2 shares, respectively. For performance information current to the most recent month-end, please call 1-877-287-9820.

**	Inception date is April 29, 2013.

***	The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. dollars. The index was formerly known as the Barclays Capital U.S. Aggregate Bond Index and is still commonly referred to as such. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of December 31, 2023

Holdings By Asset Type	% of Net Assets
Exchange-Traded Funds	98.8%
Short Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.3)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

BTS TACTICAL FIXED INCOME VIT FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	FIXED INCOME - 98.8%
16,618	iShares 7-10 Year Treasury Bond ETF	$1,601,809
28,909	iShares iBoxx High Yield Corporate Bond ETF	2,237,269
6,161	SPDR Bloomberg Convertible Securities ETF	444,516
18,803	SPDR Bloomberg High Yield Bond ETF	1,781,208
8,800	VanEck High Yield Muni ETF	454,344
62,677	Xtrackers USD High Yield Corporate Bond ETF	2,228,167
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,457,451)	8,747,313

	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
20,805	Dreyfus Government Cash Management Class I, 5.24%(a)	20,805
111,914	Fidelity Money Market Government Portfolio Class I, 5.24%(a)	111,914
	TOTAL SHORT-TERM INVESTMENTS (Cost $132,719)	132,719

	TOTAL INVESTMENTS - 100.3% (Cost $8,590,170)	$8,880,032
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(26,714)
	NET ASSETS - 100.0%	$8,853,318

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investment securities:
At cost	$8,590,170
At fair value	$8,880,032
Dividends and interest receivable	554
Due from advisor	3,044
Prepaid expenses and other assets	761
TOTAL ASSETS	8,884,391

LIABILITIES
Accrued audit and tax fees payable	15,259
Payable to related parties	6,885
Payable for Fund shares redeemed	4,803
Accrued expenses and other liabilities	4,126
TOTAL LIABILITIES	31,073
NET ASSETS	$8,853,318

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$14,582,916
Accumulated losses	(5,729,598)
NET ASSETS	$8,853,318

Net Asset Value Per Share:
Class 1 Shares:
Net Assets	$10
Shares of beneficial interest outstanding	1
Net asset value, offering and redemption price per share (Net assets/Shares of beneficial interest)	$7.94	(a)

Class 2 Shares:
Net Assets	$8,853,308
Shares of beneficial interest outstanding	1,176,172
Net asset value, offering and redemption price per share (Net assets/Shares of beneficial interest)	$7.53

(a)	NAV does not recalculate due to rounding of net assets and shares.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends	$380,221
Interest	96,567
Securities lending income	8,966
TOTAL INVESTMENT INCOME	485,754

EXPENSES
Investment advisory fees	82,391
Distribution (12b-1) fees:
Class 2	48,466
Accounting services fees	26,784
Administrative services fees	19,091
Audit and tax fees	18,000
Trustees’ fees and expenses	17,101
Legal fees	16,119
Transfer agent fees	15,207
Compliance officer fees	9,718
Printing and postage expenses	6,064
Custodian fees	5,199
Insurance expense	2,705
Interest expense	1,292
Other expenses	339
TOTAL EXPENSES	268,476

Fees waived by the Advisor	(24,790)

NET EXPENSES	243,686

NET INVESTMENT INCOME	242,068

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(450,005)
Net change in unrealized appreciation on investments	324,838
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(125,167)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,901

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
FROM OPERATIONS
Net investment income	$242,068		$179,610
Net realized loss from investments	(450,005)		(2,533,005)
Net change in unrealized appreciation (depreciation) on investments	324,838		(59,525)
Net increase (decrease) in net assets resulting from operations	116,901		(2,412,920)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class 1	(0	) (a)	(0	) (a)
Class 2	(179,568)		(204,587)
Net decrease in net assets from distributions to shareholders	(179,568)		(204,587)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class 2	904,952		14,460,761
Net asset value of shares issued in Reinvestment of dividends and distributions to shareholders:
Class 1	0	(a)	0	(a)
Class 2	179,568		204,587
Payments for shares redeemed:
Class 2	(2,711,257)		(23,594,134)
Net decrease in net assets from shares of beneficial interest	(1,626,737)		(8,928,786)

TOTAL DECREASE IN NET ASSETS	(1,689,404)		(11,546,293)

NET ASSETS
Beginning of Year	10,542,722		22,089,015
End of Year	$8,853,318		$10,542,722

SHARE ACTIVITY
Class 1:
Share Reinvested	0	(b)	0	(b)
Net increase in shares of beneficial interest outstanding	0	(b)	0	(b)

Class 2:
Shares Sold	120,977		1,732,012
Shares Reinvested	24,398		26,674
Shares Redeemed	(361,994)		(2,853,426)
Net decrease in shares of beneficial interest outstanding	(216,619)		(1,094,740)

(a)	Amount is less than $0.50.

(b)	Amount is less than 0.50 shares.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class 1
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of year	$7.95		$9.23	$9.47	$9.33	$9.45

Activity from investment operations:
Net investment income (1)	0.30		0.19	0.27	0.19	0.28
Net realized and unrealized gain (loss) on investments	(0.14)		(1.32)	(0.48)	0.15	0.01
Total from investment operations	0.16		(1.13)	(0.21)	0.34	0.29

Less distributions from:
Net investment income	(0.17)		(0.15)	(0.03)	(0.20)	(0.41)
Total distributions	(0.17)		(0.15)	(0.03)	(0.20)	(0.41)

Net asset value, end of year	$7.94		$7.95	$9.23	$9.47	$9.33

Total return (2)	2.02%		(12.27)%	(2.18)%	3.71%	3.12%

Net assets, end of year	$10		$10	$11	$11	$11

Ratio of gross expenses before waiver/reimbursement to average net assets (3)	2.27	% (5)	1.63%	1.52%	1.44%	1.38%
Ratio of net expenses after waiver/reimbursement to average net assets (3)	2.02	% (5)	1.63%	1.52%	1.44%	1.38%
Ratio of net investment income to average net assets (3,4)	3.80%		2.26%	2.82%	1.95%	3.13%
Portfolio Turnover Rate	501%		1084%	579%	1825%	501%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes 0.02% for the year ended December 31, 2023 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class 2
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of year	$7.57		$8.88	$9.13	$9.12	$9.26

Activity from investment operations:
Net investment income (1)	0.19		0.09	0.08	0.02	0.24
Net realized and unrealized gain (loss) on investments	(0.08)		(1.25)	(0.30)	0.20	0.03
Total from investment operations	0.11		(1.16)	(0.22)	0.22	0.27

Less distributions from:
Net investment income	(0.15)		(0.15)	(0.03)	(0.21)	(0.41)
Total distributions	(0.15)		(0.15)	(0.03)	(0.21)	(0.41)

Net asset value, end of year	$7.53		$7.57	$8.88	$9.13	$9.12

Total return (2)	1.53%		(13.12)%	(2.39)%	2.42%	2.95%

Net assets, end of year (000s)	$8,853		$10,543	$22,089	$27,419	$20,434

Ratio of gross expenses before waiver/reimbursement to average net assets (3)	2.77	% (5)	2.13%	2.02%	1.94%	1.88%
Ratio of net expenses after waiver/reimbursement to average net assets (3)	2.52	% (5)	2.13%	2.02%	1.94%	1.88%
Ratio of net investment income to average net assets (3,4)	2.50%		1.14%	0.85%	0.26%	2.52%
Portfolio Turnover Rate	501%		1084%	579%	1825%	501%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes 0.02% for the year ended December 31, 2023 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.	ORGANIZATION

The BTS Tactical Fixed Income VIT Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund commenced operations on April 29, 2013.

The Fund currently offers two classes of shares: Class 1 shares and Class 2 shares. Class 1 and Class 2 shares are offered at net asset value. Each class of shares of the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Fund is a “fund of funds,” in that they will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the inputs used as of December 31, 2023 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$8,747,313	$—	$—	$8,747,313
Short Term Investments	132,719	—	—	132,719
Total	$8,880,032	$—	$—	$8,880,032

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for Classification.

Exchange-Traded Funds – The Fund may invest in exchange-traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or a discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2020 to December 31, 2022, or expected to be taken in the Fund’s December 31, 2023 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, and Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits can exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Fund.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government Obligations, amounted to $40,170,905 and $41,627,046, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

BTS Asset Management, Inc. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. For the year ended December 31, 2023, the Advisor earned advisory fees of $82,391.

The Advisor has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until April 30, 2024 so that the total annual operating expenses excluding (i) any front- end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) of the Fund do not exceed 2.00% and 2.50% for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Board, on 60 days’ written notice to the Advisor. During the year ended December 31, 2023 the Advisor waived $24,790 in fees pursuant to the Waiver Agreement.

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

As of December 31, 2023, the Advisor may recapture all or a portion of the waived fees no later than the date stated below:

12/31/2026
$24,790

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (“the “Distributor”). The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.50% per year of the average daily net assets of Class 2 shares. For the year ended December 31, 2023, the Fund incurred distribution fees under the Plan of $48,466 for Class 2 shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class 1 and Class 2 shares. For the year ended December 31, 2023, the Distributor did not receive any underwriting commissions for sales of the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Unrealized	Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$8,590,170	$289,862	$—	$289,862

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2023, and December 31, 2022, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2023	December 31, 2022
Ordinary Income	$179,568	$204,587
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$179,568	$204,587

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

As of December 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$241,985	$—	$—	$(6,261,445)	$—	$289,862	$(5,729,598)

At December 31, 2023, the Fund had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$6,261,437	$8	$6,261,445	$—

7.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The Fund did not have any securities lending transactions accounted for as secured borrowings outstanding as of December 31, 2023.

8.	LINE OF CREDIT

The Fund has entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is $1,000,000. Borrowings under this agreement bear interest at the Prime Rate of 8.5% as of December 31, 2023, per annum, on the principal balance outstanding. The maturity date of the line of credit is July 29, 2024. During the year ended December 31, 2023 the Fund did not access the line of credit. As a result, average borrowings and the average interest rate on the line during the year ended December 31, 2023 were $0 and 0%, respectively.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2023, Nationwide Life Insurance Co. and Jefferson National Life Insurance Co. held approximately 74.14% and 25.85%, respectively, of the voting securities of the Fund for the benefit of others.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the iShares iBoxx High Yield Corporate Bond ETF (“HYG”). HYG seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds. The Fund may redeem its investment from HYG at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of HYG. The financial statements of HYG, including the portfolio of investments, can be found at the Securities and Exchange Commission’s

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

(“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2023, the percentage of the Fund’s net assets invested in HYG was 25.3%.

The Fund currently invests a portion of its assets in the Xtrackers USD High Yield Corporate Bond ETF (“HYLB”). HYLB seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index. The Fund may redeem its investment from HYLB at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of HYLB. The financial statements of HYLB, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2023, the percentage of the Fund’s net assets invested in HYLB was 25.2%.

11.	RECENT REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Board of Trustees of Northern Lights Variable Trust and
the Shareholders of BTS Tactical Fixed Income VIT Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BTS Tactical Fixed Income VIT Fund (the Fund), including the schedule of investments, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more BTS Asset Management, Inc. advised investment companies since 2018.

Denver, Colorado
February 16, 2024

BTS Tactical Fixed Income VIT Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2023

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 through December 31, 2023.

Actual Expenses

The “Actual” expenses lines in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses lines in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Fund’s Annualized Expense Ratio	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expense Paid During Period 7/1/23 – 12/31/23*
Class 1	2.00%	$1,000.00	$1026.70	$10.31
Class 2	2.52%	$1,000.00	$1024.70	$12.85
Hypothetical (5% return before expenses)	Fund’s Annualized Expense Ratio	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expense Paid During Period 7/1/23 – 12/31/23*
Class 1	2.00%	$1,000.00	$1,015.04	$10.25
Class 2	2.52%	$1,000.00	$1,012.52	$12.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

BTS Tactical Fixed Income VIT Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended December 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

BTS Tactical Fixed Income VIT Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2023

BTS Tactical Fixed Income VIT Portfolio (Adviser – BTS Asset Management, Inc.) *

In connection with the regular meeting held on December 13-14, 2023 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between BTS Asset Management, Inc. (“BAM” or the “Adviser”) and the Trust, with respect to the BTS Tactical Fixed Income VIT Portfolio (“BTS Tactical VIT” or the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser was established in 1979 and had extensive organizational experience with tactical and fixed income investment strategies. The Board considered the educational and financial industry backgrounds of the key personnel servicing the Funds, noting the extensive tenure of many personnel with the Adviser. The Board discussed how BAM uses price data and momentum indicators to produce proprietary quantitative models to make its investment decisions, noting that BAM’s investment committee reviews such models regularly. The Board discussed the Adviser’s risk management approach, and consideration of sector vulnerabilities. They noted further that BAM reported no material compliance issues over the past year. After further discussion, the Board concluded that BAM had sufficient resources and expertise to provide satisfactory service to the Fund and its shareholders.

Performance

BTS Tactical VIT. The Board considered the Fund’s performance, remarked that the Fund’s strategy (and performance) was substantially similar to BTS Tactical and that the Fund was rated two-stars by Morningstar. The Board noted that the Fund had outperformed its index over the prior one-year period, although the Fund underperformed such index over the prior three-year and five-year periods. The Board noted that the Fund had a shorter track record than BTS Tactical but given the strong long-term performance of the Adviser’s strategy (based on the long-term returns of BTS Tactical) the Board concluded that performance was satisfactory.

BTS Tactical Fixed Income VIT Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2023

Fees and Expenses

BTS Tactical VIT. The Board noted that the Adviser charged a 0.85% advisory fee to the Fund, which was higher than the Fund’s category average and median of 0.73%. The Board noted the difference in advisory fees for BTS Tactical and the Fund, and considered the Adviser’s rationale that the difference was attributable to the different daily requirements in managing each Fund. The Board agreed that, in light of the tactical nature of the Fund’s strategy and the highly technical models used to execute such strategy, the fee was not unreasonable.

Profitability. The Board reviewed the Adviser’s profitability analysis, in terms of absolute dollars and as a percentage of revenue, with respect to the Fund. The Board noted that the Adviser had reported a reasonable profit with respect to the Fund. The Board concluded that the Adviser’s relationship with the Fund was not excessively profitable.

Economies of Scale. The Board considered whether economies of scale had been realized in connection with the advisory services provided to the Fund. The Fund noted that although the Adviser had previously indicated a willingness to introduce breakpoints, in light of the AUM of the Fund declining over the past year, the current lack of breakpoints was appropriate.

Conclusion. Having requested and received such information from BAM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the renewal of the Advisory Agreement was in the best interests of the Fund and its respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

BTS Tactical Fixed Income VIT Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2023

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLP, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	1	Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Fund Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 -2017); and Altegris KKR Commitments Master Fund (since 2014); OFI Carlyle Global Private Credit Fund (since March 2018) and Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	1	Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Northern Lights Fund Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); Schroder Global Series Trust (2012 - 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	1	Northern Lights Variable Trust (for series not affiliated with the Funds since 2006); Northern Lights Fund Trust (since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	1	Northern Lights Variable Trust (for series not affiliated with the Funds since 2006); Northern Lights Fund Trust (since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	1	Northern Lights Variable Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Fund Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) commencing August 2022 (President-Elect 2022-2023, President 2023-2024; Past President 2024-2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012). +	1	Northern Lights Variable Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Fund Trust (since 2007).

12/31/23-NLVT-v1

BTS Tactical Fixed Income VIT Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2023

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (since 2020); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President of Gemini Fund Services, LLC (2019-2020) President, Gemini Fund Services, LLC (2012 - 2019).	N/A	N/A
Timothy Burdick Born in 1986	Vice President Since November 2023	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2023); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022-2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019-2022).	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Senior Vice President Fund Administration, Ultimus Fund Solutions (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Associate Director, Ultimus Fund Solutions (since 2022); Manager of Legal Administration, Ultimus Fund Solutions (since 2020-2022); Manager of Legal Administration, Gemini Fund Services, LLC (2018-2020); Senior Paralegal, Gemini Fund Services, LLC (2013 - 2018).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer since January 2021	Chief Compliance Officer, of the Trust (Since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (Since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President- Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of December 31, 2023, the Trust was comprised of 13 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Portfolios managed by the Adviser. The Portfolios do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-287-9820.

12/31/23-NLVT-v1

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR
BTS Asset Management, Inc.
55 Old Bedford Road, Suite 203
Lincoln, MA 01773

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BTSVIT-AR23

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not Applicable.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii  The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FYE 2023 - $16,000

FYE 2022 - $15,250

(b)	Audit-Related Fees

FYE 2023 – None

FYE 2022 – None

(c)	Tax Fees

FYE 2023 - $3,750

FYE 2022 - $3,450

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

FYE 2023 – None

FYE 2022 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

	2023	2022
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $3,750

2022 - $3,450

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not Applicable.

(j)       Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/24

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/8/24